General Information - Additional Information (Detail) ₩ in Millions		12 Months Ended
	Mar. 02, 2022	Dec. 31, 2023 KRW (₩) Entity	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Disclosure of general information [Line Items]
Number of associates and joint ventures | Entity		119
Increase (decrease) in ownership interests in subsidiaries		₩ 262,746	₩ 418,044	₩ 543,464
Dividends paid by subsidiaries		441,113	122,838
POSCO HOLDINGS INC [Member]
Disclosure of general information [Line Items]
Ownership (%)	100.00%
POSCO FUTURE M CO.,LTD. and others [Member]
Disclosure of general information [Line Items]
Increase (decrease) in ownership interests in subsidiaries		₩ 7,827
POSCO INTERNATIONAL Corporation And Others [Member]
Disclosure of general information [Line Items]
Increase (decrease) in ownership interests in subsidiaries			₩ 250,363
Domestic [member]
Disclosure of general information [Line Items]
Number of subsidiaries | Entity		52
Foreign [member]
Disclosure of general information [Line Items]
Number of subsidiaries | Entity		139